George Putnam Balanced Fund
The fund's portfolio
10/31/19 (Unaudited)

COMMON STOCKS (59.8%)(a)
	Shares	Value
Basic materials (2.1%)
Albemarle Corp.	3,333	$202,446
Anglo American PLC (United Kingdom)	118,394	3,043,525
Dow, Inc.	44,980	2,271,040
DuPont de Nemours, Inc.	20,948	1,380,683
Eastman Chemical Co.	12,008	913,088
Fortune Brands Home & Security, Inc.	91,388	5,487,849
Freeport-McMoRan, Inc. (Indonesia)	452,090	4,439,524
Linde PLC	20,831	4,131,829
Packaging Corp. of America	11,418	1,249,814
Sherwin-Williams Co. (The)	9,254	5,296,249
Summit Materials, Inc. Class A(NON)	32,943	755,383

		29,171,430
Capital goods (3.5%)
Avery Dennison Corp.	9,580	1,224,899
Ball Corp.	28,024	1,960,839
Boeing Co. (The)	10,623	3,610,864
Deere & Co.	14,554	2,534,434
Eaton Corp. PLC	79,524	6,927,336
General Dynamics Corp.	20,714	3,662,235
Honeywell International, Inc.	51,822	8,951,214
Johnson Controls International PLC	73,495	3,184,538
Northrop Grumman Corp.	9,237	3,255,858
Raytheon Co.	17,271	3,665,079
Roper Technologies, Inc.	7,013	2,363,100
TransDigm Group, Inc.	3,921	2,063,544
United Technologies Corp.	27,200	3,905,376
Waste Connections, Inc.	15,549	1,436,728

		48,746,044
Communication services (1.6%)
AT&T, Inc.	148,323	5,708,952
Charter Communications, Inc. Class A(NON)	19,761	9,245,381
SBA Communications Corp.(R)	28,260	6,800,769

		21,755,102
Computers (1.8%)
Apple, Inc.	99,428	24,733,709

		24,733,709
Conglomerates (0.7%)
3M Co.	11,755	1,939,457
Danaher Corp.	40,807	5,624,021
General Electric Co.	251,269	2,507,665

		10,071,143
Consumer cyclicals (9.3%)
Advance Auto Parts, Inc.	8,977	1,458,583
Amazon.com, Inc.(NON)	14,389	25,564,361
Aramark	38,918	1,703,052
BJ's Wholesale Club Holdings, Inc.(NON)	64,920	1,733,364
Booking Holdings, Inc.(NON)	3,173	6,500,747
Burlington Stores, Inc.(NON)	5,642	1,084,223
CarMax, Inc.(NON)	39,466	3,677,047
CoStar Group, Inc.(NON)	2,781	1,528,215
Ecolab, Inc.	6,586	1,264,973
General Motors Co.	255,777	9,504,673
Hasbro, Inc.	27,239	2,650,627
Hilton Worldwide Holdings, Inc.	45,998	4,459,966
Home Depot, Inc. (The)	64,699	15,177,091
Levi Strauss & Co. Class A	102,210	1,821,382
Mastercard, Inc. Class A	38,080	10,540,925
NIKE, Inc. Class B	55,788	4,995,815
Stanley Black & Decker, Inc.	19,757	2,989,827
TJX Cos., Inc. (The)	56,914	3,281,092
United Rentals, Inc.(NON)	20,173	2,694,508
Walmart, Inc.	92,848	10,887,356
Walt Disney Co. (The)	52,278	6,791,958
World Wrestling Entertainment, Inc. Class A(S)	71,334	3,997,557
Wynn Resorts, Ltd.	33,189	4,027,153

		128,334,495
Consumer staples (4.9%)
Chipotle Mexican Grill, Inc.(NON)	5,052	3,931,264
Coca-Cola Co. (The)	269,785	14,684,398
Costco Wholesale Corp.	13,048	3,876,691
Fastenal Co.	34,202	1,229,220
Hershey Co. (The)	26,949	3,958,000
Kellogg Co.	18,233	1,158,342
McCormick & Co., Inc. (non-voting shares)	21,059	3,383,971
Netflix, Inc.(NON)	26,708	7,676,146
PepsiCo, Inc.	23,101	3,168,764
Procter & Gamble Co. (The)	139,467	17,365,036
Tyson Foods, Inc. Class A	33,542	2,776,942
Ulta Beauty, Inc.(NON)(S)	3,329	776,156
Yum China Holdings, Inc. (China)	74,557	3,168,673

		67,153,603
Electronics (2.3%)
Cree, Inc.(NON)	86,635	4,135,089
NXP Semiconductors NV	105,860	12,034,165
ON Semiconductor Corp.(NON)	359,503	7,333,861
Texas Instruments, Inc.	69,583	8,210,098

		31,713,213
Energy (2.4%)
BP PLC (United Kingdom)	1,677,347	10,658,193
Cairn Energy PLC (United Kingdom)(NON)	911,027	2,102,451
Cenovus Energy, Inc. (Canada)	1,082,831	9,224,329
Encana Corp. (Canada)	531,103	2,080,701
Enterprise Products Partners LP	235,803	6,137,952
Kosmos energy, Ltd.	423,013	2,622,681

		32,826,307
Financials (9.9%)
American International Group, Inc.	160,459	8,497,909
Apollo Global Management, Inc.	84,062	3,459,992
Assured Guaranty, Ltd.	224,022	10,511,112
AXA SA (France)	57,615	1,522,676
Bank of America Corp.	495,740	15,501,790
BlackRock, Inc.	10,746	4,961,428
Citigroup, Inc.	200,261	14,390,755
E*Trade Financial Corp.	108,629	4,539,606
EQT AB (Sweden)(NON)	51,136	490,616
Gaming and Leisure Properties, Inc.(R)	194,258	7,840,253
Goldman Sachs Group, Inc. (The)	41,334	8,819,849
Intercontinental Exchange, Inc.	40,315	3,802,511
JPMorgan Chase & Co.	73,631	9,197,985
KKR & Co., Inc. Class A	116,915	3,370,659
Oportun Financial Corp. (acquired 6/23/15, cost $386,984) (Private)(F)(RES)(NON)	71,880	1,042,835
PNC Financial Services Group, Inc. (The)	49,183	7,215,146
Prudential PLC (United Kingdom)	374,356	6,559,001
Quilter PLC (United Kingdom)	295,782	525,430
Raymond James Financial, Inc.	45,927	3,834,445
Tradeweb Markets, Inc. Class A	24,484	1,022,207
Visa, Inc. Class A	65,209	11,663,282
Wells Fargo & Co.	88,283	4,558,051
Yellow Cake PLC 144A (United Kingdom)(NON)	852,781	2,059,994

		135,387,532
Health care (7.9%)
Abbott Laboratories	82,386	6,888,293
AbbVie, Inc.	71,698	5,703,576
Allergan PLC	12,865	2,265,655
Amgen, Inc.	27,100	5,779,075
Baxter International, Inc.	24,974	1,915,506
Becton Dickinson and Co.	13,370	3,422,720
Biogen, Inc.(NON)	4,999	1,493,251
Boston Scientific Corp.(NON)	114,616	4,779,487
Bristol-Myers Squibb Co.(S)	42,183	2,420,039
Cigna Corp.	60,430	10,784,338
Cooper Cos., Inc. (The)	5,365	1,561,215
CVS Health Corp.	29,818	1,979,617
Edwards Lifesciences Corp.(NON)	11,364	2,708,950
Eli Lilly & Co.	30,340	3,457,243
Gilead Sciences, Inc.	29,127	1,855,681
Intuitive Surgical, Inc.(NON)	1,098	607,139
Johnson & Johnson	69,729	9,207,017
McKesson Corp.	5,811	772,863
Medicines Co. (The)(NON)(S)	64,087	3,363,927
Medtronic PLC	34,420	3,748,338
Merck & Co., Inc.	113,479	9,834,090
Pfizer, Inc.	151,493	5,812,786
Thermo Fisher Scientific, Inc.	17,129	5,172,615
UnitedHealth Group, Inc.	28,043	7,086,466
Vertex Pharmaceuticals, Inc.(NON)	14,403	2,815,498
Zoetis, Inc.	21,073	2,695,658

		108,131,043
Software (4.9%)
Activision Blizzard, Inc.	265,842	14,895,127
Adobe, Inc.(NON)	29,203	8,116,390
Dassault Systemes SA (France)	27,616	4,200,869
DouYu International Holdings, Ltd. ADR (China)(NON)(S)	273,613	2,125,973
Microsoft Corp.	265,140	38,013,122

		67,351,481
Technology services (5.2%)
Alphabet, Inc. Class A(NON)	22,869	28,787,497
Facebook, Inc. Class A(NON)	88,967	17,050,526
Fidelity National Information Services, Inc.	84,998	11,199,336
Fiserv, Inc.(NON)	67,894	7,206,269
Salesforce.com, Inc.(NON)	46,883	7,336,721

		71,580,349
Transportation (0.9%)
Air Canada (Canada)(NON)	65,291	2,324,917
Norfolk Southern Corp.	18,874	3,435,068
Union Pacific Corp.	37,314	6,173,974

		11,933,959
Utilities and power (2.4%)
Ameren Corp.	48,830	3,794,091
American Electric Power Co., Inc.	101,436	9,574,544
Dominion Energy, Inc.	51,369	4,240,511
Exelon Corp.	16,387	745,445
NextEra Energy, Inc.	27,752	6,614,412
NRG Energy, Inc.	186,572	7,485,269

		32,454,272

Total common stocks (cost $703,406,635)		$821,343,682

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.2%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.6%)
Government National Mortgage Association Pass-Through Certificates
5.00%, 11/1/49	$1,000,000	$1,055,313
5.00%, with due dates from 2/20/49 to 8/20/49	4,310,842	4,728,139
5.00%, 10/20/49	400,000	436,500
4.50%, with due dates from 2/20/49 to 3/20/49	988,960	1,054,925
4.50%, 10/20/49	400,000	429,625
4.00%, 4/15/43	4,432,936	4,755,750
3.50%, TBA, 11/1/49	8,000,000	8,302,500
3.50%, with due dates from 11/15/47 to 1/20/48	7,367,663	7,788,250
3.00%, with due dates from 7/20/46 to 10/20/46	7,486,580	7,740,706

		36,291,708
U.S. Government Agency Mortgage Obligations (6.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 3/1/35	1,156	1,316
4.00%, with due dates from 7/1/42 to 7/1/49	9,750,964	10,258,638
3.50%, with due dates from 12/1/42 to 4/1/43	472,109	498,799
3.00%, with due dates from 3/1/43 to 2/1/47	2,858,193	2,931,350
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	1,464,759	1,637,259
5.00%, with due dates from 8/1/33 to 1/1/39	424,325	466,109
4.50%, with due dates from 5/1/48 to 2/1/49	8,418,423	9,010,475
4.00%, with due dates from 9/1/45 to 4/1/49	10,955,902	11,418,894
3.50%, with due dates from 5/1/43 to 5/1/56	6,880,162	7,167,703
3.00%, with due dates from 2/1/43 to 3/1/47	7,603,653	7,829,825
3.00%, 12/1/30	2,692,202	2,763,446
2.00%, with due dates from 10/1/27 to 8/1/28	6,320,061	6,322,490
Uniform Mortgage-Backed Securities
4.50%, TBA, 11/1/49	3,000,000	3,155,391
4.00%, TBA, 11/1/49	9,000,000	9,338,906
3.50%, TBA, 11/1/49	15,000,000	15,401,954
3.00%, TBA, 12/1/49	1,000,000	1,015,430
3.00%, TBA, 11/1/49	1,000,000	1,016,250

		90,234,235

Total U.S. government and agency mortgage obligations (cost $124,745,722)		$126,525,943

U.S. TREASURY OBLIGATIONS (13.4%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.00%, 2/15/47	$14,120,000	$16,547,978
2.75%, 8/15/42(SEG)(SEGSF)	21,110,000	23,411,484
U.S. Treasury Notes
2.625%, 6/15/21	13,990,000	14,221,162
2.25%, 11/15/27	730,000	763,934
2.25%, 2/15/21	23,000,000	23,193,837
2.125%, 12/31/22	19,740,000	20,107,427
2.00%, 2/15/25(i)	100,000	102,676
2.00%, 2/15/22	10,980,000	11,096,019
2.00%, 11/30/20	8,080,000	8,113,456
1.875%, 11/30/21	19,560,000	19,696,003
1.75%, 6/30/22	21,780,000	21,916,550
1.625%, 2/15/26(i)	80,000	80,406
1.625%, 10/31/23	24,370,000	24,466,147

Total U.S. treasury obligations (cost $177,906,923)		$183,717,079

CORPORATE BONDS AND NOTES (14.0%)(a)
	Principal amount	Value
Basic materials (0.7%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	$289,000	$298,363
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	668,000	706,351
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	1,595,000	1,738,118
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	1,036,000	1,103,311
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	703,000	730,239
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	625,000	693,793
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	10,000	14,806
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	953,000	1,053,774
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	801,000	845,110
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	1,040,000	1,440,005
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	187,000	258,239
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	553,000	772,986

		9,655,095
Capital goods (0.4%)
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	1,145,000	1,243,267
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 4.40%, 6/15/28	510,000	572,980
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 3.85%, 12/15/26	940,000	1,013,983
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	889,000	932,352
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	1,025,000	1,094,188
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	1,010,000	1,079,336

		5,936,106
Communication services (1.8%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	686,000	688,880
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	385,000	400,422
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	1,539,000	1,677,464
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	62,000	63,192
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	2,750,000	3,040,542
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	132,000	146,552
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	240,000	252,749
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	1,055,000	1,297,364
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	274,000	301,888
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	506,000	555,900
Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22	645,000	788,650
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	605,000	671,004
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	268,000	375,188
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	490,000	517,067
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	2,934,000	3,010,585
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	637,000	672,799
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	458,000	493,017
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	549,000	583,234
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	313,000	332,252
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	185,000	217,975
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)	85,000	87,114
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)	741,000	803,985
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	95,000	139,967
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	215,000	247,009
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	477,500	480,484
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	1,050,000	1,175,242
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	3,849,000	4,383,021
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	490,000	520,625
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	700,000	777,732

		24,701,903
Consumer cyclicals (1.4%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	995,000	1,030,309
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	1,105,000	1,313,566
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	654,000	697,765
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	255,000	272,562
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	847,000	853,370
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	671,000	735,329
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	390,000	399,875
CBS Corp. company guaranty sr. unsec. bonds 4.20%, 6/1/29	360,000	390,629
CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	457,000	456,320
CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	615,000	671,213
CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	198,000	212,591
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24	445,000	475,562
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	287,000	293,056
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	252,000	263,154
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	175,000	180,812
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	205,000	208,588
Hilton Domestic Operating Co., Inc. 144A company guaranty sr. unsec. unsub. bonds 4.875%, 1/15/30	100,000	106,250
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	840,000	888,283
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	1,415,000	1,556,500
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	350,000	369,250
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	1,668,000	1,875,635
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	416,000	439,234
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	390,000	412,514
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	539,000	603,869
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	1,115,000	1,172,144
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	1,315,000	1,372,531
TWDC Enterprises 18 Corp. 144A company guaranty sr. unsec. bonds 4.75%, 9/15/44	30,000	38,362
TWDC Enterprises 18 Corp. 144A company guaranty sr. unsec. notes 7.75%, 1/20/24	1,060,000	1,285,060

		18,574,333
Consumer staples (0.6%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	239,000	315,625
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	200,000	237,529
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	286,000	332,391
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	239,000	261,290
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	1,155,000	1,189,650
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	556,668	689,795
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,434,000	2,032,905
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	566,000	710,051
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	1,099,000	1,246,010
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	181,000	198,441
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	369,000	391,299
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	816,000	857,820

		8,462,806
Energy (1.2%)
BG Energy Capital PLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 10/15/21 (United Kingdom)	250,000	259,078
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	770,000	806,897
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	690,000	765,143
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	395,000	425,613
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	999,000	1,038,196
Energy Transfer Operating LP company guaranty sr. unsec. bonds 6.25%, 4/15/49	137,000	163,616
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	2,076,000	1,979,985
Energy Transfer Partners LP sr. unsec. unsub. notes 7.60%, 2/1/24	470,000	546,394
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	265,000	278,821
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	1,480,000	1,636,979
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	550,000	715,246
Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)	315,000	332,325
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	175,000	224,381
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	175,000	184,620
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	878,000	964,398
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	560,000	554,400
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.829%, 1/10/30 (France)	2,050,000	2,122,947
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	1,285,000	1,316,752
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	1,557,000	1,653,894
Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	275,000	283,022

		16,252,707
Financials (4.6%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	328,000	363,547
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	928,000	921,120
Ally Financial, Inc. sr. unsec. notes 3.875%, 5/21/24	38,000	39,687
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	493,000	549,079
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	856,000	1,147,040
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,265,000	1,347,386
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	225,250
Aviation Capital Group, LLC 144A sr. unsec. unsub. notes 7.125%, 10/15/20	265,000	276,886
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)	135,000	160,313
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,200,000	1,328,842
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	1,135,000	1,194,588
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	314,000	346,970
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 2.879%, 9/15/26	275,000	267,104
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	600,000	798,323
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	390,000	404,625
BB&T Corp. jr. unsec. sub. FRB 4.80%, perpetual maturity	580,000	590,150
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	808,000	950,994
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	155,000	160,723
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	810,000	887,868
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,060,000	1,137,303
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	1,213,000	1,319,120
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	824,000	889,236
Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23	462,000	475,999
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	227,000	244,718
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	197,000	221,625
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	545,000	608,787
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%, 9/27/25	250,000	252,031
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	1,894,000	2,085,768
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	10,628
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,540,000	1,810,043
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,354,000	1,489,646
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	241,000	263,895
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)	250,000	269,354
Cooperative Rabobank UA company guaranty unsec. sub. notes 3.75%, 7/21/26 (Netherlands)	285,000	298,668
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	340,000	351,479
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	443,000	473,359
Credit Suisse Group AG 144A unsec. sub. notes 6.50%, 8/8/23 (Switzerland)	729,000	810,844
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	1,395,000	1,544,783
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,225,000	1,334,153
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	330,000	352,213
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	217,000	220,255
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	425,000	460,841
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,459,000	1,594,475
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	1,477,000	1,571,690
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	282,000	384,079
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	1,495,000	2,084,527
HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5.625%, 8/15/35 (United Kingdom)	250,000	312,084
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24	105,000	111,132
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	2,225,000	2,474,674
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	195,000	214,075
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	918,000	931,770
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	3,710,000	4,151,783
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	105,000	111,785
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	315,000	340,419
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)	530,000	565,390
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	672,000	766,745
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	1,457,000	1,438,788
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	2,564,000	3,403,710
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	158,000	170,838
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	1,485,000	1,574,100
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	322,000	357,616
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	700,000	785,399
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)	200,000	208,530
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	430,000	463,270
Service Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	243,000	234,514
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	412,000	438,201
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	263,000	390,216
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	759,000	792,524
U.S. Bancorp unsec. sub. notes 3.00%, 7/30/29	2,955,000	3,062,267
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	2,640,000	2,835,043
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	580,000	645,250
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	670,000	736,552
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	710,000	743,348

		62,780,037
Health care (1.1%)
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	186,000	190,585
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	710,000	830,074
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	273,000	276,498
Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27	491,000	527,896
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29	2,325,000	2,500,739
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	2,793,000	2,925,776
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	715,000	745,464
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	580,088	631,350
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	670,000	688,180
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	143,000	160,021
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	505,000	535,000
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	270,000	308,844
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	475,000	517,659
Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4.75%, 1/30/20	121,000	121,774
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	185,000	193,325
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	823,000	849,320
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	503,000	513,360
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	1,417,000	1,561,917
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	728,000	802,153

		14,879,935
Technology (1.2%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	748,000	748,942
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	245,000	261,185
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	342,000	413,884
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	486,000	544,464
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	1,527,000	1,541,960
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	1,356,000	1,547,708
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	271,000	360,857
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29	1,001,000	1,089,946
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	62,000	64,089
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	487,000	542,466
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	540,000	571,224
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	1,295,000	1,441,190
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	488,000	634,514
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	1,195,000	1,264,410
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	1,150,000	1,308,649
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	531,000	543,951
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	1,900,000	2,097,800
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	374,000	386,055
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	1,185,000	1,210,952

		16,574,246
Transportation (—%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	595,000	609,312

		609,312
Utilities and power (1.0%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	392,000	421,392
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	528,000	599,239
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	560,000	704,596
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	610,000	800,927
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	255,000	288,242
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	520,000	599,743
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	280,000	307,624
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	490,000	682,165
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	416,000	454,989
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	560,000	600,918
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	67,000	72,105
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	159,000	190,938
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	1,120,000	1,423,797
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	340,000	353,058
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	199,000	223,485
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	720,000	736,501
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	1,259,000	1,335,305
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	620,000	643,151
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	445,000	565,090
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	145,000	151,538
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29	442,000	459,405
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24	523,000	535,624
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 4.271%, 5/15/67	1,945,000	1,685,990

		13,835,822

Total corporate bonds and notes (cost $177,113,544)		$192,262,302

MORTGAGE-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.523%, 10/25/27 (Bermuda)	$202,954	$203,461
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	508,000	531,734
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	520,000	551,943
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.537%, 12/10/44(WAC)	500,000	522,452
FRB Ser. 14-CR18, Class C, 4.73%, 7/15/47(WAC)	2,392,000	2,540,237
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	777,000	838,549
Ser. 12-CR1, Class AM, 3.912%, 5/15/45	1,046,000	1,080,350
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 3.523%, 11/25/28	625,737	627,943
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M2, (1 Month US LIBOR + 2.20%), 4.023%, 9/25/24	355,893	360,224
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 8.573%, 8/25/28	856,947	946,190
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 7.823%, 9/25/28	138,796	151,122
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 3.073%, 7/25/29	260,000	257,989
REMICs Ser. 01-79, Class BI, IO, 0.278%, 3/25/45(WAC)	621,134	5,280
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	194,241	19
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 3.423%, 10/25/28 (Bermuda)	468,223	466,467
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 12-C6, Class D, 5.158%, 5/15/45(WAC)	772,000	782,535
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class D, 4.652%, 10/15/45(WAC)	404,000	414,138
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.419%, 3/15/45(WAC)	1,794,000	1,798,928
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	2,032,334	159,701

Total mortgage-backed securities (cost $12,936,279)		$12,239,262

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$215,000	$329,384
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	350,000	567,553
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	275,000	354,481

Total municipal bonds and notes (cost $841,213)		$1,251,418

SHORT-TERM INVESTMENTS (6.8%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 2.07%(AFF)	9,042,200	$9,042,200
Putnam Short Term Investment Fund 1.98%(AFF)	84,896,546	84,896,546

Total short-term investments (cost $93,938,746)		$93,938,746
TOTAL INVESTMENTS

Total investments (cost $1,290,889,062)		$1,431,278,432

	FORWARD CURRENCY CONTRACTS at 10/31/19 (aggregate face value $46,095,732) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	12/18/19	$9,441,320	$8,903,944	$(537,376)
	Barclays Bank PLC
		British Pound	Sell	12/18/19	7,901,582	7,498,184	(403,398)
		Canadian Dollar	Sell	1/15/20	2,623,773	2,605,629	(18,144)
	Citibank, N.A.
		British Pound	Sell	12/18/19	965,304	910,425	(54,879)
		Canadian Dollar	Sell	1/15/20	3,425,648	3,402,494	(23,154)
		Euro	Sell	12/18/19	4,017,829	3,968,895	(48,934)
	Goldman Sachs International
		British Pound	Sell	12/18/19	5,002,558	4,718,138	(284,420)
		Canadian Dollar	Sell	1/15/20	4,350,193	4,321,111	(29,082)
	HSBC Bank USA, National Association
		Chinese Yuan (Offshore)	Sell	11/20/19	3,224,350	3,309,627	85,277
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	1/15/20	3,785,910	3,759,985	(25,925)
		Chinese Yuan (Offshore)	Sell	11/20/19	2,669,082	2,697,300	28,218

	Unrealized appreciation						113,495

	Unrealized (depreciation)						(1,425,312)

	Total						$(1,311,817)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 10/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	157	$23,844,846	$23,831,030	Dec-19	$220,948

Unrealized appreciation					220,948

Unrealized (depreciation)					—

Total					$220,948

TBA SALE COMMITMENTS OUTSTANDING at 10/31/19 (proceeds receivable $15,486,484) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.00%, 11/1/49	$5,000,000	11/20/19	$5,197,265
Uniform Mortgage-Backed Securities, 4.00%, 11/1/49	6,000,000	11/13/19	6,225,937
Uniform Mortgage-Backed Securities, 3.50%, 11/1/49	3,000,000	11/13/19	3,080,391
Uniform Mortgage-Backed Securities, 3.00%, 11/1/49	1,000,000	11/13/19	1,016,250

Total			$15,519,843

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2019 through October 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,372,996,783.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,042,835, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$3,897,725	$34,760,123	$29,615,648	$44,535	$9,042,200
	Putnam Short Term Investment Fund**	46,255,634	76,136,867	37,495,955	346,741	84,896,546

	Total Short-term investments	$50,153,359	$110,896,990	$67,111,603	$391,276	$93,938,746
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $8,292,814, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $9,042,200.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $821,622.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,347,817.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $35,430,244 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,399,387 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,347,817 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$26,127,905	$3,043,525	$—
Capital goods	48,746,044	—	—
Communication services	21,755,102	—	—
Conglomerates	10,071,143	—	—
Consumer cyclicals	128,334,495	—	—
Consumer staples	67,153,603	—	—
Energy	20,065,663	12,760,644	—
Financials	123,677,596	10,667,101	1,042,835
Health care	108,131,043	—	—
Technology	191,177,883	4,200,869	—
Transportation	11,933,959	—	—
Utilities and power	32,454,272	—	—

Total common stocks	789,628,708	30,672,139	1,042,835
Corporate bonds and notes	—	192,262,302	—
Mortgage-backed securities	—	12,239,262	—
Municipal bonds and notes	—	1,251,418	—
U.S. government and agency mortgage obligations	—	126,525,943	—
U.S. treasury obligations	—	183,717,079	—
Short-term investments	84,896,546	9,042,200	—

Totals by level	$874,525,254	$555,710,343	$1,042,835
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,311,817)	$—
Futures contracts	220,948	—	—
TBA sale commitments	—	(15,519,843)	—

Totals by level	$220,948	$(16,831,660)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	170,000
Forward currency contracts (contract amount)	$57,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com